Derivative Financial Instruments and Credit Risk - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) DERIVATIVE	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($) DERIVATIVE
Derivative [Line Items]
Amount Presented in the Consolidated Balance Sheets	$ 2.3	$ 7.3	$ 9.1
Gain on swap agreements	5.8
Accumulated other comprehensive income, tax	1,488.9	905.4	786.5		$ 672.4
Derivative Asset	25.8	33.0	17.5
Accumulated other comprehensive loss	(195.8)	(204.3)	(197.4)
Derivatives Designated as Hedges
Derivative [Line Items]
Accumulated other comprehensive income, tax	9.2	14.8	1.8		$ (3.8)
Accumulated other comprehensive loss			1.7
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Number of interest rate derivatives held | DERIVATIVE						1
Amount Presented in the Consolidated Balance Sheets	12.3	$ 19.9	2.4
Cash Flow Hedging | Designated as Hedging Instrument | Forward Starting Interest Rate Swap
Derivative [Line Items]
Number of interest rate derivatives held | DERIVATIVE		4
Notional amount				$ 200.0		$ 50.0
Net Investment Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Net investment hedges		$ 7.3	4.1
Derivative Asset		9.9	5.5
Net Investment Hedging | Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Notional amount	116.4
Net Investment Hedging | Designated as Hedging Instrument | Interest Rate Swap | Interest Expense
Derivative [Line Items]
Gains recorded under cross currency agreement	$ 1.5	$ 2.9	$ 2.9